4. EQUIPMENT	12 Months Ended
Dec. 31, 2025
Notes
4. EQUIPMENT

4.EQUIPMENT

	Furniture and other equipment	Vehicles	Other assets	Total
Cost
As at January 1, 2024	$ 119,231	$ -	$ -	$ 119,231
Additions during the year	-	-	604	604
Exchange adjustment	2,462	-	-	2,462
As at December 31, 2024	121,693	-	604	122,297
Additions on acquisition of PorMining	3,859	2,275	-	6,134
Exchange adjustment	9,736	3,443	1,780	14,959
As at December 31, 2025	$ 135,288	$ 5,718	$ 2,384	$ 143,390

Accumulated depreciation
As at January 1, 2024	$ 118,377	$ -	$ -	$ 118,377
Depreciation for the year	865	-	599	1,464
Exchange adjustment	2,451	-	5	2,456
As at December 31, 2024	121,693	-	604	122,297
Depreciation for the year	1,747	1,154	-	2,901
Exchange adjustment	9,633	3,386	1,780	14,799
As at December 31, 2025	$ 133,073	$ 4,540	$ 2,384	$ 139,997

Net book value
As at January 1, 2024	$ 854	$ -	$ -	$ 854
As at December 31, 2024	$ -	$ -	$ -	$ -
As at December 31, 2025	$ 2,215	$ 1,178	$ -	$ 3,393